BORROWINGS (Long-Term Borrowings) (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jul. 08, 2020	Apr. 15, 2019	Jun. 25, 2018	Feb. 28, 2021	Dec. 31, 2020	Dec. 22, 2020	Aug. 18, 2020	Jun. 29, 2020	Dec. 31, 2019	Mar. 25, 2019	Dec. 31, 2018
Debt Instrument
Long-term bank borrowings					$ 178,336
Bank of China [Member]
Debt Instrument
Maximum borrowing amount of credit facility		$ 57,400,000
Interest rate spread over rate issued by People's Bank of China		10.00%
Amount repaid					14,000,000.0
Long-term bank borrowings					42,700,000
Facility available for future draw down					$ 0
Term of the facility		5 years
Threshold maximum asset-liability ratio (as a percent)					70.00%
Bank of China [Member] | Land use rights
Debt Instrument
Assets pledged as collateral		$ 6,600,000
Bank of China [Member] | Machine and equipment
Debt Instrument
Assets pledged as collateral		$ 98,000,000.0
Bank of China [Member] | Facility one
Debt Instrument
Amount repaid					$ 19,700,000
Long-term bank borrowings					29,100,000
Chongqing Rural Commercial Bank [Member] | Facility one
Debt Instrument
Maximum borrowing amount of credit facility					$ 96,100,000
Interest rate spread over rate issued by People's Bank of China					20.00%
Facility available for future draw down					$ 0
Chongqing Rural Commercial Bank [Member] | Facility one | Land use rights
Debt Instrument
Assets pledged as collateral			$ 17,200,000
Chongqing Rural Commercial Bank [Member] | Facility one | Buildings and plant [Member]
Debt Instrument
Assets pledged as collateral			270,800,000
Chongqing Rural Commercial Bank [Member] | Facility one | Machine and equipment
Debt Instrument
Assets pledged as collateral			$ 190,700,000
Chongqing Rural Commercial Bank [Member] | Facility two
Debt Instrument
Maximum borrowing amount of credit facility					$ 76,800,000
Interest rate spread over rate issued by People's Bank of China					20.00%
Amount repaid					$ 33,400,000
Long-term bank borrowings					34,800,000
Facility available for future draw down					0
Chongqing Rural Commercial Bank [Member] | Facility three
Debt Instrument
Maximum borrowing amount of credit facility								$ 15,300,000
Amount repaid					$ 300,000
Fixed interest rate					4.70%			4.70%
Long-term bank borrowings					$ 15,000,000.0
Facility available for future draw down					0
Amount drawn down					$ 15,300,000
Chongqing Rural Commercial Bank [Member] | Facility four
Debt Instrument
Maximum borrowing amount of credit facility	$ 17,900,000
Interest rate spread over rate issued by People's Bank of China	4.70%
Fixed interest rate					4.70%
Long-term bank borrowings					$ 17,900,000
Facility available for future draw down					0
Amount drawn down					$ 17,900,000
Chongqing Rural Commercial Bank [Member] | Facility five
Debt Instrument
Maximum borrowing amount of credit facility							$ 5,200,000
Fixed interest rate					4.70%		4.70%
Long-term bank borrowings					$ 5,200,000
Facility available for future draw down					0
Amount drawn down					$ 5,200,000
Chongqing Rural Commercial Bank [Member] | Facility six
Debt Instrument
Maximum borrowing amount of credit facility						$ 22,900,000
Fixed interest rate					4.70%	4.70%
Long-term bank borrowings					$ 22,900,000
Facility available for future draw down					0
Amount drawn down					22,900,000
Shihezi Rural Cooperative Bank [Member] | Facility two
Debt Instrument
Amount repaid					16,600,000
Fixed interest rate										6.20%
Proceeds from Lines of Credit					10,700,000
Facility available for future draw down					$ 28,700,000
Xinjiang Bank [Member]
Debt Instrument
Maximum borrowing amount of credit facility				$ 35,200,000
Fixed interest rate				5.22%
Assets pledged as collateral				$ 11,300,000
Amount drawn down				$ 15,500,000
Line of Credit [Member]
Debt Instrument
Weighted average interest rate					5.30%				5.70%		5.90%
Long-term bank borrowings					$ 178,336,000				$ 201,067,000
Line of Credit [Member] | Bank of China [Member]
Debt Instrument
Long-term bank borrowings					42,704,000				56,730,000
Line of Credit [Member] | Chongqing Rural Commercial Bank [Member]
Debt Instrument
Long-term bank borrowings					124,910,000				117,049,000
Line of Credit [Member] | Shihezi Rural Cooperative Bank [Member]
Debt Instrument
Long-term bank borrowings					$ 10,722,000				$ 27,288,000